Securities borrowed, lent and subject to repurchase agreements	12 Months Ended
Dec. 31, 2022
Securities borrowed, lent and subject to repurchase agreements
15 Securities borrowed, lent and subject to repurchase agreements
end of	2022	2021
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	42,256	65,017
Deposits paid for securities borrowed	16,542	38,889
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,798	103,906
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	19,330	19,591
Deposits received for securities lent	950	15,683
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	20,280	35,274
Amounts shown after counterparty and cash collateral netting
Repurchase and reverse repurchase agreements represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activity. These instruments are collateralized principally by government securities and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time.
In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. In the Group’s normal course of business, a significant portion of the collateral received that may be sold or repledged has been sold or repledged as of December 31, 2022 and 2021.

Bank
Securities borrowed, lent and subject to repurchase agreements
14 Securities borrowed, lent and subject to repurchase agreements
end of	2022	2021
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	42,256	65,017
Deposits paid for securities borrowed	16,542	38,889
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,798	103,906
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	19,421	19,685
Deposits received for securities lent	950	15,683
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	20,371	35,368
Amounts shown are after counterparty and cash collateral netting.
> Refer to “Note 15 – Securities borrowed, lent and subject to repurchase agreements” in VI – Consolidated financial statements – Credit Suisse Group for further information.